INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,672	$ 1,380
Finished products	1,110	1,123
Inventories, net	2,782	2,503
Valuation adjustment for slow inventory	$ 2,227	$ 2,215